Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories	3. Inventories Inventories consisted of the following:
	December 31, 2023	December 31, 2024
Lubricants	304,229	277,069
Bunkers	-	370,810
Total	304,229	647,879